Pensions and other post-retirement benefit obligations	6 Months Ended
Jun. 30, 2023
Post-retirement and other defined benefit schemes
Pensions and other post-retirement benefit obligations

Note 5:   Pensions and other post-retirement benefit obligations

During the six months ended 30 June 2023, AstraZeneca Pharmaceuticals PLP terminated its main defined benefit pension plan. A total of $839m of pension obligations were discharged from the scheme, $142m of which was settled via a cash payment to the participants and the remaining $697m was transferred to an external insurer via a buy-out. At 30 June 2023, the plan contained immaterial residual assets and obligations which are expected to be discharged by the end of 2023, with minimal impact to the income statement.